EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.97%
45,111	Air Liquide SA	$ 7,598,118
40,000	DSM-Firmenich AG	3,380,114
12,820	Linde PLC	4,773,527
172,700	Shin-Etsu Chemical Co Ltd	5,016,184
		20,767,943
Communications — 5.74%
14,540	Delivery Hero SE(a)(b)	415,168
4,006	MercadoLibre Inc(b)	5,079,128
33,000	Nice Ltd Sponsored ADR(b)	5,610,000
125,000	Shopify Inc Class A(b)	6,821,250
78,300	Tencent Holdings Ltd	3,035,218
24,854	Wolters Kluwer NV	3,009,211
		23,969,975
Consumer, Cyclical — 12.07%
36,671	Cie Financiere Richemont SA	4,465,914
100,000	CTS Eventim AG & Co KGaA	5,676,358
17,444	Evolution AB(a)	1,760,261
15,145	Ferguson PLC	2,491,512
5,590	Ferrari NV	1,647,851
125,921	Industria de Diseno Textil SA	4,685,779
73,206	InterContinental Hotels Group PLC	5,412,152
11,924	LVMH Moet Hennessy Louis Vuitton SE	9,000,602
19,900	Shimano Inc	2,663,507
86,200	Sony Group Corp	7,049,056
101,683	Volvo AB Class B	2,094,430
42,500	Yum China Holdings Inc	2,368,100
48,744	Zalando SE(a)(b)	1,083,011
		50,398,533
Consumer, Non-Cyclical — 29.95%
527	Adyen NV(a)(b)	390,736
51,000	Ajinomoto Co Inc	1,966,490
60,000	Alcon Inc	4,630,047
90,000	Amadeus IT Group SA	5,436,243
7,388	Argenx SE(b)	3,611,458
220,000	Asahi Intecc Co Ltd	3,944,243
200,000	Astellas Pharma Inc	2,768,326
73,397	AstraZeneca PLC	9,898,394
16,195	Beiersdorf AG	2,088,979
28,000	Cochlear Ltd	4,585,934
35,000	CSL Ltd	5,638,609
100,000	Daiichi Sankyo Co Ltd	2,737,732
132,878	Diageo PLC	4,898,185
250,000	Evotec SE(b)	4,976,669
110,000	Experian PLC	3,596,517
20,902	Genmab A/S(b)	7,400,367
37,305	IDP Education Ltd(c)	510,527
10,619	L'Oreal SA	4,400,643
118,542	Nestle SA	13,418,483
108,176	Novo Nordisk A/S Class B	9,849,561
204,705	Oxford Nanopore Technologies PLC(b)	513,011
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
158,700	Recruit Holdings Co Ltd	$ 4,855,432
197,768	RELX PLC	6,670,315
16,884	Roche Holding AG	4,609,351
19,431	Sanofi	2,086,409
71,800	Seven & i Holdings Co Ltd	2,810,985
13,312	Straumann Holding AG	1,694,337
8,000	Tecan Group AG	2,688,970
92,100	Terumo Corp	2,437,966
		125,114,919
Energy — 0.74%
132,415	Woodside Energy Group Ltd	3,078,794
Financial — 10.97%
209,688	3i Group PLC	5,275,471
232,000	AIA Group Ltd	1,876,218
152,201	Allfunds Group PLC	838,231
183,300	DBS Group Holdings Ltd	4,501,784
38,754	Deutsche Boerse AG	6,692,692
46,939	HDFC Bank Ltd ADR	2,769,870
325,000	Intermediate Capital Group PLC	5,453,334
39,180	KBC Group NV	2,439,215
49,845	London Stock Exchange Group PLC	4,994,578
50,000	Macquarie Group Ltd	5,354,409
209,505	QBE Insurance Group Ltd	2,098,664
152,400	Tokio Marine Holdings Inc	3,528,624
		45,823,090
Industrial — 18.93%
33,484	Airbus SE	4,481,783
451,579	Atlas Copco AB Class A	6,065,013
36,000	Daikin Industries Ltd	5,643,781
81,569	Deutsche Post AG	3,309,706
30,000	DSV A/S	5,590,222
122,069	Epiroc AB Class A	2,317,756
49,600	Hoya Corp	5,079,908
1,600	Interroll Holding AG	4,369,659
16,300	Keyence Corp	6,028,162
34,000	MTU Aero Engines AG	6,157,727
500,000	RS Group PLC	4,464,403
49,631	Safran SA	7,777,637
8,078	Schneider Electric SE	1,331,191
200,000	SIG Group AG	4,927,081
20,000	Sika AG	5,067,219
6,218	Spirax-Sarco Engineering PLC	719,607
51,816	Vinci SA	5,732,459
		79,063,314
Technology — 11.60%
29,326	ASML Holding NV	17,265,695
29,000	CyberArk Software Ltd(b)	4,749,330
18,000	Disco Corp	3,325,610
112,701	Infineon Technologies AG	3,732,742
300,000	Keywords Studios PLC	5,636,881

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
40,000	Kinaxis Inc(b)	$ 4,511,099
25,000	Monday.com Ltd(b)	3,980,500
62,500	Otsuka Corp	2,644,282
30,084	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,614,299
		48,460,438
Utilities — 0.75%
279,439	Iberdrola SA(b)	3,125,371
TOTAL COMMON STOCK — 95.72% (Cost $388,071,925)		$399,802,377
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.03%
$118,872	Undivided interest of 0.10% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $118,872 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	118,872
TOTAL SHORT TERM INVESTMENTS — 0.03% (Cost $118,872)		$118,872
TOTAL INVESTMENTS — 95.75% (Cost $388,190,797)		$399,921,249
OTHER ASSETS & LIABILITIES, NET — 4.25%		$17,747,759
TOTAL NET ASSETS — 100.00%		$417,669,008
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 29, 2023.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$62,500,288	15.63%
United Kingdom	51,629,193	12.91
Switzerland	46,562,206	11.64
France	42,408,840	10.61
Germany	34,133,053	8.54
Netherlands	24,277,100	6.07
Denmark	22,840,150	5.71
Australia	21,266,937	5.32
Israel	14,339,830	3.59
Spain	13,247,394	3.31
Sweden	12,237,460	3.06
Canada	11,332,349	2.83
Ireland	9,233,398	2.31
China	5,403,318	1.35
Uruguay	5,079,127	1.27
United States	4,892,399	1.22
Singapore	4,501,784	1.13
India	2,769,870	0.69
Unknown Country	2,688,969	0.67
Taiwan	2,614,300	0.65
Belgium	2,439,215	0.61
Hong Kong	1,876,218	0.47
Italy	1,647,851	0.41
Total	$399,921,249	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

September 29, 2023

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$4,773,527	$15,994,416	$—	$20,767,943
Communications	17,510,378	6,459,597	—	23,969,975
Consumer, Cyclical	2,368,100	48,030,433	—	50,398,533
Consumer, Non-cyclical	513,011	124,601,908	—	125,114,919
Energy	—	3,078,794	—	3,078,794
Financial	2,769,870	43,053,220	—	45,823,090
Industrial	—	79,063,314	—	79,063,314
Technology	15,855,228	32,605,210	—	48,460,438
Utilities	—	3,125,371	—	3,125,371
	43,790,114	356,012,263	—	399,802,377
Short Term Investments	—	118,872	—	118,872
Total Assets	$43,790,114	$356,131,135	$—	$399,921,249
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023